Derivative Instruments and Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	5 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 02, 2011	Jul. 02, 2011	Jun. 26, 2010	Dec. 25, 2010	Jul. 02, 2011 Interest Expense [Member] Foreign Exchange Contracts [Member] Cash Flow Hedging [Member]	Jun. 26, 2010 Interest Expense [Member] Foreign Exchange Contracts [Member] Cash Flow Hedging [Member]	Jul. 02, 2011 Interest Expense [Member] Foreign Exchange Contracts [Member] Cash Flow Hedging [Member]	Jun. 26, 2010 Interest Expense [Member] Foreign Exchange Contracts [Member] Cash Flow Hedging [Member]	Jul. 02, 2011 Interest Expense [Member] Foreign Exchange Contracts [Member] Net Equity Hedging [Member]	Jun. 26, 2010 Interest Expense [Member] Foreign Exchange Contracts [Member] Net Equity Hedging [Member]	Jul. 02, 2011 Interest Expense [Member] Foreign Exchange Contracts [Member] Net Equity Hedging [Member]	Jun. 26, 2010 Interest Expense [Member] Foreign Exchange Contracts [Member] Net Equity Hedging [Member]	Jul. 02, 2011 Interest Expense [Member] Interest Rate Contracts [Member] Cash Flow Hedging [Member]	Jun. 26, 2010 Interest Expense [Member] Interest Rate Contracts [Member] Cash Flow Hedging [Member]	Jul. 02, 2011 Interest Expense [Member] Interest Rate Contracts [Member] Cash Flow Hedging [Member]	Jun. 26, 2010 Interest Expense [Member] Interest Rate Contracts [Member] Cash Flow Hedging [Member]	Jun. 02, 2011 Interest Rate Contracts [Member]	Jul. 02, 2011 Fair Value Hedging [Member]	Jun. 26, 2010 Fair Value Hedging [Member]	Jul. 02, 2011 Fair Value Hedging [Member]	Jun. 26, 2010 Fair Value Hedging [Member]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 325.0
Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)					(0.6)	(0.5)	(1.2)	(1.1)	(2.8)	(1.8)	(5.4)	(3.6)	(18.9)	0.1	(18.9)	0.1
Gain loss forward points included in interest expense																		2.4	1.6	4.1	2.5
Percentage of borrowings at fixed interest rate	40.00%
Derivative weighted average fixed interest rate																	4.80%
Derivative forward interest rate				1.90%
Interest rate spread, basis points	62.5
Interest rate swap impairment		18.9	0
Currency hedges outflow		3.2
Amount of LIBOR based floating obligation				$ 100.0